WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 76.6%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.6%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	500,000	$523,750	(a)(b)

Media - 0.4%
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	283,000	289,721	(a)

Wireless Telecommunication Services - 2.4%
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	405,000	475,875	(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	1,260,000	1,408,050	(b)

Total Wireless Telecommunication Services				1,883,925

TOTAL COMMUNICATION SERVICES				2,697,396

CONSUMER DISCRETIONARY - 18.0%
Diversified Consumer Services - 1.4%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	1,060,000	1,091,800	(a)

Hotels, Restaurants & Leisure - 15.8%
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	1,800,000	1,912,500	(a)(b)
Golden Entertainment Inc., Senior Notes	7.625%	4/15/26	1,710,000	1,761,300	(a)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Secured Notes	10.250%	11/15/22	2,000,000	2,135,000	(a)(b)
Jacobs Entertainment Inc., Secured Notes	7.875%	2/1/24	1,950,000	2,076,750	(a)
Nathan’s Famous Inc., Senior Secured Notes	6.625%	11/1/25	1,480,000	1,472,600	(a)(b)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	2,000,000	1,985,000	(a)(b)
Twin River Worldwide Holdings Inc., Senior Notes	6.750%	6/1/27	1,080,000	1,128,600	(a)

Total Hotels, Restaurants & Leisure				12,471,750

Household Durables - 0.8%
APX Group Inc., Senior Notes	8.750%	12/1/20	668,000	637,940	(b)

TOTAL CONSUMER DISCRETIONARY				14,201,490

CONSUMER STAPLES - 2.1%
Tobacco - 2.1%
Pyxus International Inc., Secured Notes	9.875%	7/15/21	1,980,000	1,673,100	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ENERGY - 17.2%
Energy Equipment & Services - 2.8%
Pride International LLC, Senior Notes	7.875%	8/15/40	1,750,000		$1,190,000	(b)
USA Compression Partners LP/USA Compression Finance Corp., Senior Notes	6.875%	4/1/26	1,000,000		1,045,100

Total Energy Equipment & Services					2,235,100

Oil, Gas & Consumable Fuels - 14.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	1/15/28	1,010,000		948,137	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,190,000		1,201,900	(a)(b)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	590,000		613,600	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	150,000		159,750	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	1,790,000		1,794,475
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	880,000		880,308
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	320,000		316,400	(b)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	1,410,000		1,304,250	(a)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	910,000		925,925	(a)(b)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	2,000,000		1,883,000	(a)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	1,880,000	CAD	1,335,430	(a)

Total Oil, Gas & Consumable Fuels					11,363,175

TOTAL ENERGY					13,598,275

FINANCIALS - 1.0%
Diversified Financial Services - 1.0%
Werner FinCo LP/Werner FinCo Inc., Senior Notes	8.750%	7/15/25	1,000,000		805,000	(a)(b)

HEALTH CARE - 15.1%
Health Care Equipment & Supplies - 3.1%
Immucor Inc., Senior Notes	11.125%	2/15/22	2,390,000		2,446,762	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 11.2%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	2,640,000	2,389,200	(a)(b)
BioScrip Inc., Second Lien Notes (1 mo. LIBOR (subject to 1.25% floor) + 9.25% Cash or 1 mo. LIBOR (subject to 1.25% floor) + 11.25% PIK, or one-half LIBOR + 4.625% Cash and one-half LIBOR + 5.625% PIK)	11.250%	8/15/20	158,382	$173,428	(c)(d)(e)(f)(g)
BioScrip Inc., Second Lien Notes (1 mo. LIBOR (subject to 1.25% floor) + 9.25% Cash or 1 mo. LIBOR (subject to 1.25% floor) + 11.25% PIK, or one-half LIBOR + 4.625% Cash and one-half LIBOR + 5.625% PIK)	11.250%	6/30/22	1,582,341	1,732,664	(c)(d)(e)(f)(g)
BioScrip Inc., Senior Notes	8.875%	2/15/21	3,000,000	3,054,375	(b)
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	1,500,000	1,462,440	(a)(b)

Total Health Care Providers & Services				8,812,107

Pharmaceuticals - 0.8%
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	570,000	640,760	(a)

TOTAL HEALTH CARE				11,899,629

INDUSTRIALS - 9.3%
Commercial Services & Supplies - 2.0%
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	1,510,000	1,551,525	(a)(b)

Machinery - 0.8%
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	220,000	204,050	(a)
MAI Holdings Inc., Senior Secured Notes	9.500%	6/1/23	680,000	428,400

Total Machinery				632,450

Marine - 2.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	2,740,000	2,192,000	(a)(b)

Road & Rail - 1.8%
Flexi-Van Leasing Inc., Secured Notes	10.000%	2/15/23	1,530,000	1,468,800	(a)(b)

Trading Companies & Distributors - 1.9%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	530,000	461,100	(a)
Emeco Pty Ltd., Senior Secured Notes	9.250%	3/31/22	1,003,963	1,064,201	(b)

Total Trading Companies & Distributors				1,525,301

TOTAL INDUSTRIALS				7,370,076

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 1.4%
Software - 0.1%
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	1,579,973	$106,648	(a)(b)(e)

Technology Hardware, Storage & Peripherals - 1.3%
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	1,000,000	1,004,869	(b)

TOTAL INFORMATION TECHNOLOGY				1,111,517

MATERIALS - 6.2%
Chemicals - 1.3%
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	1,220,000	1,064,450	(a)(b)

Construction Materials - 3.2%
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	2,420,000	2,528,900	(b)

Metals & Mining - 0.4%
Murray Energy Corp., Secured Notes (9.000% Cash & 3.000% PIK)	12.000%	4/15/24	1,633,225	298,064	(a)(e)

Paper & Forest Products - 1.3%
Mercer International Inc., Senior Notes	6.500%	2/1/24	1,000,000	1,013,750

TOTAL MATERIALS				4,905,164

REAL ESTATE - 2.9%
Real Estate Management & Development - 2.9%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	970,000	972,444	(a)
Kennedy-Wilson Inc., Senior Notes	5.875%	4/1/24	1,303,000	1,336,904	(b)

TOTAL REAL ESTATE				2,309,348

TOTAL CORPORATE BONDS & NOTES (Cost - $62,533,364)				60,570,995

SENIOR LOANS - 29.8%
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Securus Technologies Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	6.830%	11/1/24	1,027,392	942,633	(g)(h)(i)

CONSUMER DISCRETIONARY - 8.2%
Commercial Services & Supplies - 1.2%
KC Culinarte Intermediate LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	6.020%	8/25/25	982,575	973,977	(d)(g)(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 3.9%
Affinity Gaming LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.250%)	10.484%	1/31/25	2,110,000	$2,030,875	(g)(h)(i)
Station Casinos LLC, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	4.740%	6/8/23	997,407	999,678	(g)(h)(i)

Total Hotels, Restaurants & Leisure				3,030,553

Specialty Retail - 2.2%
Isagenix International LLC, Term Loan (3 mo. USD LIBOR + 5.750%)	8.080%	6/16/25	950,000	755,250	(g)(h)(i)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	8.298%	6/12/26	1,020,000	1,007,887	(g)(h)(i)

Total Specialty Retail				1,763,137

Textiles, Apparel & Luxury Goods - 0.9%
TOMS Shoes LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	7.760%	10/30/20	937,254	717,000	(d)(g)(h)(i)

TOTAL CONSUMER DISCRETIONARY				6,484,667

CONSUMER STAPLES - 3.7%
Food Products - 3.7%
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	10.110%	10/1/26	350,000	350,875	(d)(g)(h)(i)
CSM Bakery Solutions LLC, Second Lien Term Loan (3 mo. USD LIBOR + 7.750%)	10.040%	7/5/21	1,710,000	1,591,724	(g)(h)(i)
Shearer’s Foods LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.750%)	8.984%	6/30/22	982,222	974,856	(d)(g)(h)(i)

TOTAL CONSUMER STAPLES				2,917,455

FINANCIALS - 4.0%
Diversified Financial Services - 1.2%
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 5.000%)	7.234%	4/16/25	980,100	972,749	(g)(h)(i)

Insurance - 2.8%
AIS Holdco LLC, First Lien Term Loan (3 mo. USD LIBOR + 5.000%)	7.256%	8/15/25	1,628,875	1,522,998	(d)(g)(h)(i)
AmeriLife Group LLC, First Lien Delayed Draw Term Loan	—	6/12/26	84,737	84,896	(j)
AmeriLife Group LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.734%	6/12/26	605,263	606,398	(g)(h)(i)

Total Insurance				2,214,292

TOTAL FINANCIALS				3,187,041

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 4.5%
Health Care Equipment & Supplies - 2.3%
Air Methods Corp., Initial Term Loan (3 mo. USD LIBOR + 3.500%)	5.830%	4/22/24	996,503	$848,272	(g)(h)(i)
WP CityMD Bidco LLC, Refinancing Term Loan (1 mo. USD LIBOR + 3.500%)	5.734%	6/7/24	992,424	993,665	(g)(h)(i)

Total Health Care Equipment & Supplies				1,841,937

Health Care Providers & Services - 1.4%
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.080%	6/7/23	500,000	485,982	(g)(h)(i)
Radnet Management Inc., First Lien Term Loan B1	5.830-8.000%	6/30/23	621,000	619,836	(g)(h)(i)

Total Health Care Providers & Services				1,105,818

Pharmaceuticals - 0.8%
Pearl Intermediate Parent LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 6.250%)	8.484%	2/13/26	650,000	632,937	(g)(h)(i)

TOTAL HEALTH CARE				3,580,692

INFORMATION TECHNOLOGY - 4.9%
IT Services - 3.6%
Access CIG LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)	10.069%	2/13/26	729,016	729,472	(g)(h)(i)
Datto Inc., Term Loan (3 mo. USD LIBOR + 4.250%)	6.580%	4/2/26	1,030,000	1,041,587	(g)(h)(i)
Project Alpha Intermediate Holding Inc., 2019 Incremental Term Loan (3 mo. USD LIBOR + 4.250%)	6.560%	4/26/24	1,030,000	1,030,858	(g)(h)(i)

Total IT Services				2,801,917

Software - 1.3%
DigiCert Holdings Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.000%)	10.234%	10/31/25	1,030,000	1,031,931	(d)(g)(h)(i)

TOTAL INFORMATION TECHNOLOGY				3,833,848

REAL ESTATE - 1.6%
Real Estate Management & Development - 1.6%
Coastal Construction Corp., Delayed Draw Term Loan	—	10/10/24	330,000	321,585	(c)(d)(j)
Coastal Construction Products LLC, Term Loan B (3 mo. USD LIBOR + 5.375%)	7.325%	9/4/24	986,943	961,776	(c)(d)(g)(h)(i)

TOTAL REAL ESTATE				1,283,361

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 1.7%
Electric Utilities - 1.7%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	10.269%	2/7/23	1,338,765	$1,342,112	(d)(e)(g)(h)(i)(j)

TOTAL SENIOR LOANS (Cost - $24,292,070)				23,571,809

			SHARES
PREFERRED STOCKS - 3.9%
FINANCIALS - 1.3%
Capital Markets - 1.3%
B. Riley Financial Inc.	6.875%		39,600	1,041,876

INDUSTRIALS - 2.6%
Trading Companies & Distributors - 2.6%
General Finance Corp.	8.125%		79,875	2,079,945

TOTAL PREFERRED STOCKS (Cost - $2,986,875)				3,121,821

COMMON STOCKS - 2.8%
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Berry Petroleum Corp.			131,723	1,290,885
Montage Resources Corp.			44,717	149,355	*

TOTAL ENERGY				1,440,240

UTILITIES - 1.0%
Electric Utilities - 1.0%
Panda Temple Power LLC			34,010	748,220	*

TOTAL COMMON STOCKS (Cost - $5,451,535)				2,188,460

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.3%
BioScrip Inc. (Cost - $53,785)		6/30/27	1	235,856	*(c)(d)(f)

	RATE	MATURITY DATE	FACE AMOUNT†
ASSET-BACKED SECURITIES - 0.1%
ERP Iron Ore LLC (Cost - $57,208)	8.000%	12/31/19	57,208	56,922	(a)(c)(d)(g)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $95,374,837)				89,745,863

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $1,550,796)	2.261%	1,550,796	$1,550,796

TOTAL INVESTMENTS - 115.5% (Cost - $96,925,633)			91,296,659
Liabilities in Excess of Other Assets - (15.5)%			(12,222,457)

TOTAL NET ASSETS - 100.0%			$79,074,202

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1). (d) Security is valued using significant unobservable inputs (Note 1).

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	Restricted security (Note 2).

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of July 31, 2019. The interest rate for fully unfunded term loans is to be determined.

Abbreviations used in this schedule:

CAD	— Canadian Dollar
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

At July 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	562,886	CAD	737,939	Citibank N.A.	10/17/19	$2,980

Abbreviations used in this table:

CAD	— Canadian Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Debt Fund Inc. (the “Fund”) was incorporated in Maryland on July 23, 2012 and is registered as a non-diversified, limited-term closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets (the net assets of the Fund plus the principal amount of any borrowings) in below-investment-grade debt securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. Securities of middle market issuers are typically considered below investment grade (also commonly referred to as “junk bonds”). It is anticipated that the Fund will terminate on or before December 31, 2020. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Health Care	—	$9,993,537	$1,906,092	$11,899,629
Other Corporate Bonds & Notes	—	48,671,366	—	48,671,366
Senior Loans:
Consumer Discretionary	—	4,793,690	1,690,977	6,484,667
Consumer Staples	—	1,591,724	1,325,731	2,917,455
Financials	—	1,664,043	1,522,998	3,187,041
Information Technology	—	2,801,917	1,031,931	3,833,848
Real Estate	—	—	1,283,361	1,283,361
Utilities	—	—	1,342,112	1,342,112
Other Senior Loans	—	4,523,325	—	4,523,325
Preferred Stocks	$3,121,821	—	—	3,121,821
Common Stocks:
Energy	1,440,240	—	—	1,440,240
Utilities	—	748,220	—	748,220
Warrants	—	—	235,856	235,856
Asset-Backed Securities	—	—	56,922	56,922

Total Long-Term Investments	4,562,061	74,787,822	10,395,980	89,745,863

Short-Term Investments†	1,550,796	—	—	1,550,796

Total Investments	$6,112,857	$74,787,822	$10,395,980	$91,296,659

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$2,980	—	$2,980

Total	$6,112,857	$74,790,802	$10,395,980	$91,299,639

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of April 30, 2019		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$0	*	—	—	—	—
Health Care	1,819,941		$2,394	—	$5,080	$78,677
Senior Loans:
Consumer Discretionary	728,269		13,419	66	(22,307)	—
Consumer Staples	965,033		316	—	9,507	—
Financials	2,581,257		332	58	(73,050)	—
Information Technology	—		—	—	1,931	1,030,000
Real Estate	1,290,416		548	9	(6,593)	—
Utilities	—		—	—	—	—
Common Stocks:
Utilities	731,215		—	—	17,005	—
Warrants	121,135		—	—	114,721	—
Asset-Backed Securities	56,922		—	—	—	—

Total	$8,294,188		$17,009	$133	$46,294	$1,108,677

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of July 31, 2019	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2019[1]
Corporate Bonds & Notes:
Energy	$(0) *	—	—	—	—
Health Care	—	—	—	$1,906,092	$5,080
Senior Loans:
Consumer Discretionary	(2,447)	$973,977	—	1,690,977	(22,307)
Consumer Staples	—	350,875	—	1,325,731	9,507
Financials	(12,850)	—	$(972,749)	1,522,998	(69,225)
Information Technology	—	—	—	1,031,931	1,931
Real Estate	(1,019)	—	—	1,283,361	(6,593)
Utilities	—	1,342,112	—	1,342,112	—
Common Stocks:
Utilities	—	—	(748,220)	—	—
Warrants	—	—	—	235,856	114,721
Asset-Backed Securities	—	—	—	56,922	—

Total	$(16,316)	$2,666,964	$(1,720,969)	$10,395,980	$33,114

Notes to Schedule of Investments (unaudited) (continued)

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

*	Amount represents less than $1.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 7/31/19 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/ Average	Impact to Valuation from an Increase in Input*

Senior Loans	$1,283	Market Approach	Yield to Maturity	2.913%-8.344% range 4.619% average	Decrease

			Transaction Spread	3.239%	Decrease

*

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Notes to Schedule of Investments (unaudited) (continued)

2. Restricted securities

The following Fund investments are restricted as to resale.

Security	Face Amount/ Warrants	Acquisition Date	Cost	Value at 7/31/2019		Value Per Unit	Percent of Net Assets
BioScrip Inc., Second Lien Notes, 11.250%, due 8/15/20	$158,382	6/17, 6/18, 7/18, 8/18, 9/18, 10/18, 12/18, 1/19, 2/19, 4/19, 5/19, 6/19, 7/19	$158,382	$173,428	(a)	$109.50	0.22%

BioScrip Inc., Second Lien Notes, 11.250%, due 6/30/22	$1,582,341	6/17, 7/18, 8/18, 9/18, 10/18, 12/18, 1/19, 2/19, 4/19, 5/19, 6/19, 7/19	1,546,842	1,732,664	(a)	109.50	2.19

BioScrip Inc., Warrants	1	6/17	53,785	235,856	(a)	235,856.00	0.30

			$1,759,009	$2,141,948			2.71%

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors.